Tax reforms	12 Months Ended
Dec. 31, 2019
Disclosure of Tax reforms [Abstract]
Disclosure Of New Tax Reforms Explanatory [Text Block]

Note 16     Tax reforms

Colombia

In December 2019, a tax reform was enacted in Colombia. The approved legislation included significant changes in the corporate income tax but also in other taxes and in tax related matters (as procedural rules and special regimes). This tax reform is effective 1 January 2020.

The new legislation includes a progressive reduction of the general corporate income tax rate, previously established at 40% for 2017, 37% for 2018 and 33% for 2019, as follows:

•	32% in 2020
•	31% in 2021
•	30% in 2022 and onwards.

Other changes that could affect the Group are the following:

•	The withholding tax rate on dividends for non-resident shareholders was increased from 7.5% to 10%.
•	The presumptive taxable income tax rate was reduced from 1.5% to 0.5% in 2020 and 0% in 2021.
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Regarding thin capitalization for income tax purposes, the maximum amount of intragroup debt which interest can be deducted was reduced from 3 to 2 times the net equity of the taxpayer as of 31 December of the previous year.

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Transfers of participations in foreign entities that represent indirect disposals of assets in Colombia remain subject to income tax or to the capital gains tax, depending on certain circumstances. New law allows a step up in basis for an indirect purchaser.

•	Former restriction on the discount of VAT paid against corporate income tax for acquisition of productive fixed assets was ratified.
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An audit benefit was granted by the reform, establishing that tax returns of FY 2020 and 2021 showing a net income tax 30% or 20% higher, respectively, than the one declared in the previous year would be considered definitive 6 months or 12 months after became due, also respectively, if there were no objections or requests from the tax authority.

Argentina

In December 2019, driven by a change of government, a tax reform was enacted in Argentina. The most relevant tax changes are the following:

•	Corporate income tax rate of 30% in 2020, as stated for 2018 and 2019. The preceding law established a rate reduction to 25% from 2020, but it was now postponed for 2021.
•	Dividend withholding tax rate of 7% in 2020, as stated for 2018 and 2019. The preceding law established a rate increase to 13%, but it was now postponed for 2021.
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The amount determined as tax inflation adjustment for 2019 and 2020 is allocated equally over six years. For tax years beginning on or after 1 January 2021, taxpayers may deduct or tax 100% of the negative or positive inflation adjustment in the year in which the adjustment is calculated.

•	Indirect transfer of assets or shares located in Argentina between related parties is not treated as a taxable event.
•	The deductibility of foreign exchange differences is restricted up to 30% of taxable profit before interests and depreciation.
•	The tax rate on cash withdrawals from local bank accounts was increased from 0.6% to 1.2% for Argentine entities not considered as micro and small enterprises.
•	A new tax named “Tax for an inclusive and supportive Argentina” was created. This tax levies, for a five-years period, the following transactions:
o	Purchases of foreign currency (i.e., “constitution of foreign assets”) without a specific purpose by Argentine residents.
o	Purchases of goods or services from abroad or purchases by Argentine residents abroad through credit, debit or purchase cards, including cash withdrawals made outside Argentina.
o	Purchases made online through portals or virtual websites in foreign currency.
o	Purchases of services rendered abroad through Argentine travel agencies.
o	Purchases of ground, air and water passenger services with destinations outside Argentina.

The tax rate is 30% and applies to the amount of the taxable purchases. Argentine financial institutions, credit card issuers, travel agencies and transport companies act as collection agents of the tax.

Ecuador

In December 2019, a tax reform was enacted in Ecuador. The main aspects are the following:

•	Dividends are taxed at a 25% tax rate. Dividend tax basis is 40% of the amount distributed. Benefits and reduction of tax rates provided in Tax Treaties signed by Ecuador are applicable.
•	Interest deductibility is limited up to 20% of the corporate profit before taxes, interest and depletion.
•	Advanced payment of income tax is eliminated.